UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21667

Fidelity Central Investment Portfolios LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2024

Item 1.

Reports to Stockholders

Fidelity® High Income Central Fund

Semi-Annual Report
February 29, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

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You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
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A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary February 29, 2024 (Unaudited)
Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
DISH Network Corp.	1.9
Fidelity Private Credit Central Fund LLC	1.9
TransDigm, Inc.	1.8
Uber Technologies, Inc.	1.5
CSC Holdings LLC	1.4
Community Health Systems, Inc.	1.4
Pacific Gas & Electric Co.	1.3
Echo Global Logistics, Inc.	1.3
Southeastern Grocers, Inc.	1.2
Tenet Healthcare Corp.	1.2
14.9

Market Sectors (% of Fund's net assets)

Energy	12.3
Services	6.5
Healthcare	6.1
Technology	5.8
Telecommunications	5.2

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments February 29, 2024 (Unaudited)

Showing Percentage of Net Assets
Corporate Bonds - 77.2%
	Principal Amount (a)	Value ($)
Convertible Bonds - 2.2%
Broadcasting - 1.9%
DISH Network Corp.:
0% 12/15/25	3,263,000	2,364,044
2.375% 3/15/24	13,472,000	13,253,754
3.375% 8/15/26	20,439,000	12,084,560
		27,702,358
Diversified Financial Services - 0.3%
New Cotai LLC 5% 2/24/27 (b)	1,673,956	3,563,182
TOTAL CONVERTIBLE BONDS		31,265,540
Nonconvertible Bonds - 75.0%
Aerospace - 2.9%
AAR Escrow Issuer LLC 6.75% 3/15/29 (c)(d)	2,285,000	2,306,598
ATI, Inc.:
4.875% 10/1/29	1,205,000	1,106,457
5.125% 10/1/31	845,000	773,488
5.875% 12/1/27	2,480,000	2,424,502
Bombardier, Inc.:
6% 2/15/28 (c)	1,450,000	1,407,623
7.875% 4/15/27 (c)	5,377,000	5,383,861
Moog, Inc. 4.25% 12/15/27 (c)	735,000	687,851
TransDigm, Inc.:
5.5% 11/15/27	12,450,000	12,014,250
6.375% 3/1/29 (c)	2,160,000	2,169,764
6.625% 3/1/32 (c)	2,160,000	2,173,496
6.875% 12/15/30 (c)	4,905,000	4,963,419
7.5% 3/15/27	5,250,000	5,245,737
Wesco Aircraft Holdings, Inc. 8.5% (c)(e)	1,585,000	364,550
		41,021,596
Air Transportation - 0.6%
Air Canada 3.875% 8/15/26 (c)	2,110,000	1,998,285
Allegiant Travel Co. 7.25% 8/15/27 (c)	1,545,000	1,504,062
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (c)	4,225,000	3,055,774
United Airlines, Inc. 4.625% 4/15/29 (c)	1,650,000	1,521,968
		8,080,089
Automotive - 0.2%
Ford Motor Credit Co. LLC 3.625% 6/17/31	2,480,000	2,114,179
Automotive & Auto Parts - 1.2%
Ford Motor Co. 3.25% 2/12/32	4,510,000	3,698,457
Ford Motor Credit Co. LLC:
2.9% 2/16/28	2,000,000	1,791,987
4.95% 5/28/27	2,270,000	2,206,927
LCM Investments Holdings 4.875% 5/1/29 (c)	3,665,000	3,291,350
Macquarie AirFinance Holdings 8.375% 5/1/28 (c)	2,010,000	2,105,435
Nesco Holdings II, Inc. 5.5% 4/15/29 (c)	1,770,000	1,651,481
Wand NewCo 3, Inc. 7.625% 1/30/32 (c)	1,675,000	1,721,063
		16,466,700
Banks & Thrifts - 1.7%
Ally Financial, Inc.:
5.8% 5/1/25	20,000	19,968
8% 11/1/31	4,573,000	4,978,052
8% 11/1/31	3,758,000	4,125,295
Aretec Group, Inc. 10% 8/15/30 (c)	4,615,000	5,024,581
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/31 (c)	7,280,000	6,782,415
VistaJet Malta Finance PLC / XO Management Holding, Inc. 6.375% 2/1/30 (c)	4,250,000	3,102,500
		24,032,811
Broadcasting - 1.9%
Clear Channel Outdoor Holdings, Inc.:
7.5% 6/1/29 (c)	2,590,000	2,143,225
7.75% 4/15/28 (c)	1,370,000	1,184,302
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% (c)(e)	2,515,000	144,613
Gray Television, Inc. 5.375% 11/15/31 (c)	2,970,000	1,921,308
iHeartCommunications, Inc. 9% (b)(e)	780,000	0
Nexstar Media, Inc. 5.625% 7/15/27 (c)	2,755,000	2,610,857
Scripps Escrow II, Inc.:
3.875% 1/15/29 (c)	2,170,000	1,716,434
5.375% 1/15/31 (c)	1,130,000	644,422
Scripps Escrow, Inc. 5.875% 7/15/27 (c)	1,780,000	1,444,881
Sirius XM Radio, Inc.:
4.125% 7/1/30 (c)	2,155,000	1,854,071
5% 8/1/27 (c)	5,295,000	5,044,162
Univision Communications, Inc.:
6.625% 6/1/27 (c)	5,150,000	4,992,397
7.375% 6/30/30 (c)	3,455,000	3,337,083
		27,037,755
Building Materials - 1.8%
Acproducts Holdings, Inc. 6.375% 5/15/29 (c)	3,465,000	2,650,725
Advanced Drain Systems, Inc.:
5% 9/30/27 (c)	505,000	487,875
6.375% 6/15/30 (c)	2,270,000	2,269,926
Builders FirstSource, Inc. 6.375% 3/1/34 (c)	4,935,000	4,923,485
EMRLD Borrower LP / Emerald Co. 6.625% 12/15/30 (c)	5,505,000	5,524,268
MIWD Holdco II LLC / MIWD Finance Corp. 5.5% 2/1/30 (c)	590,000	538,341
SRS Distribution, Inc.:
4.625% 7/1/28 (c)	1,825,000	1,702,141
6% 12/1/29 (c)	1,705,000	1,587,364
6.125% 7/1/29 (c)	1,005,000	937,163
Wesco Distribution, Inc. 6.625% 3/15/32 (c)	4,935,000	4,936,619
		25,557,907
Cable/Satellite TV - 4.3%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 1/15/34 (c)	3,730,000	2,788,764
4.5% 6/1/33 (c)	4,415,000	3,396,226
4.75% 3/1/30 (c)	5,200,000	4,423,562
5% 2/1/28 (c)	5,055,000	4,664,484
CSC Holdings LLC:
3.375% 2/15/31 (c)	3,305,000	2,333,099
4.125% 12/1/30 (c)	2,590,000	1,928,462
4.5% 11/15/31 (c)	2,175,000	1,614,938
4.625% 12/1/30 (c)	5,895,000	3,278,416
5% 11/15/31 (c)	2,290,000	1,248,050
5.375% 2/1/28 (c)	4,625,000	4,031,289
5.75% 1/15/30 (c)	3,690,000	2,169,997
7.5% 4/1/28 (c)	4,545,000	3,230,972
DISH DBS Corp. 5.75% 12/1/28 (c)	1,465,000	1,014,513
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (c)	6,820,000	5,370,496
6.5% 9/15/28 (c)	5,050,000	2,430,313
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (c)	8,600,000	8,062,500
VZ Secured Financing BV 5% 1/15/32 (c)	6,990,000	5,966,432
Ziggo Bond Co. BV 5.125% 2/28/30 (c)	1,155,000	988,301
Ziggo BV 4.875% 1/15/30 (c)	1,730,000	1,541,104
		60,481,918
Chemicals - 2.9%
Avient Corp. 5.75% 5/15/25 (c)	1,970,000	1,958,480
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (c)	2,445,000	2,361,105
Consolidated Energy Finance SA 12% 2/15/31 (c)	2,105,000	2,151,478
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125% 6/15/28 (c)	3,010,000	2,846,196
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (c)(f)	6,200,250	5,204,304
LSB Industries, Inc. 6.25% 10/15/28 (c)	270,000	256,033
NOVA Chemicals Corp.:
4.25% 5/15/29 (c)	2,650,000	2,191,927
9% 2/15/30 (c)	2,100,000	2,106,716
Olympus Water U.S. Holding Corp.:
7.125% 10/1/27 (c)	1,560,000	1,552,333
9.75% 11/15/28 (c)	1,805,000	1,917,897
SCIH Salt Holdings, Inc.:
4.875% 5/1/28 (c)	2,630,000	2,403,163
6.625% 5/1/29 (c)	1,755,000	1,595,750
The Chemours Co. LLC:
4.625% 11/15/29 (c)	2,245,000	1,846,012
5.375% 5/15/27	2,940,000	2,685,660
5.75% 11/15/28 (c)	3,490,000	3,060,895
Tronox, Inc. 4.625% 3/15/29 (c)	2,210,000	1,956,140
W.R. Grace Holding LLC:
4.875% 6/15/27 (c)	3,255,000	3,092,189
5.625% 8/15/29 (c)	2,375,000	2,082,698
		41,268,976
Consumer Products - 0.9%
Central Garden & Pet Co. 4.125% 10/15/30	1,675,000	1,488,017
Gannett Holdings LLC 6% 11/1/26 (c)	1,390,000	1,256,060
Mattel, Inc. 3.375% 4/1/26 (c)	745,000	707,032
The Scotts Miracle-Gro Co. 4% 4/1/31	1,495,000	1,268,089
TKC Holdings, Inc.:
6.875% 5/15/28 (c)	4,590,000	4,297,388
10.5% 5/15/29 (c)	4,209,000	3,820,685
		12,837,271
Containers - 0.5%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (c)(f)	2,525,000	1,079,438
Berry Global, Inc.:
4.5% 2/15/26 (c)	2,134,000	2,068,410
4.875% 7/15/26 (c)	1,355,000	1,323,060
Graham Packaging Co., Inc. 7.125% 8/15/28 (c)	1,430,000	1,267,395
Graphic Packaging International, Inc. 3.75% 2/1/30 (c)	1,185,000	1,054,449
		6,792,752
Diversified Financial Services - 2.9%
Altice France Holding SA 10.5% 5/15/27 (c)	4,240,000	2,769,841
Coinbase Global, Inc. 3.625% 10/1/31 (c)	6,085,000	4,764,199
FLY Leasing Ltd. 7% 10/15/24 (c)	7,485,000	7,335,450
Gn Bondco LLC 9.5% 10/15/31 (c)	2,995,000	2,965,050
GTCR W-2 Merger Sub LLC 7.5% 1/15/31 (c)	6,510,000	6,789,930
Hightower Holding LLC 6.75% 4/15/29 (c)	970,000	910,321
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24	2,200,000	2,186,051
5.25% 5/15/27	5,970,000	5,484,938
6.375% 12/15/25	1,740,000	1,724,818
MSCI, Inc. 4% 11/15/29 (c)	2,265,000	2,079,270
OneMain Finance Corp. 7.125% 3/15/26	3,460,000	3,516,197
		40,526,065
Diversified Media - 0.7%
Allen Media LLC/Allen Media Co.-Issuer, Inc. 10.5% 2/15/28 (c)	7,650,000	3,829,448
CMG Media Corp. 8.875% 12/15/27 (c)	6,280,000	4,196,748
Lamar Media Corp. 4.875% 1/15/29	1,980,000	1,876,050
		9,902,246
Energy - 9.7%
Archrock Partners LP / Archrock Partners Finance Corp.:
6.25% 4/1/28 (c)	2,475,000	2,413,295
6.875% 4/1/27 (c)	700,000	696,477
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (c)	1,235,000	1,128,540
Citgo Petroleum Corp.:
6.375% 6/15/26 (c)	2,610,000	2,626,268
7% 6/15/25 (c)	6,180,000	6,165,424
CNX Resources Corp.:
6% 1/15/29 (c)	1,185,000	1,138,953
7.25% 3/1/32 (c)	1,885,000	1,878,451
7.375% 1/15/31 (c)	1,685,000	1,698,705
Comstock Resources, Inc.:
5.875% 1/15/30 (c)	1,595,000	1,394,684
6.75% 3/1/29 (c)	3,485,000	3,214,700
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (c)	830,000	816,513
CVR Energy, Inc. 5.75% 2/15/28 (c)	3,995,000	3,708,199
Delek Logistics Partners LP/Delek Logistics Finance Corp. 7.125% 6/1/28 (c)	1,520,000	1,455,400
DT Midstream, Inc.:
4.125% 6/15/29 (c)	2,545,000	2,325,483
4.375% 6/15/31 (c)	2,545,000	2,291,228
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (c)	4,185,000	4,218,899
Energy Transfer LP:
5.75% 4/1/25	1,045,000	1,043,276
6% 2/1/29 (c)	1,390,000	1,393,836
EnLink Midstream LLC:
5.625% 1/15/28 (c)	1,060,000	1,044,430
6.5% 9/1/30 (c)	2,150,000	2,203,892
EQT Corp. 3.625% 5/15/31 (c)	1,720,000	1,503,455
Global Partners LP/GLP Finance Corp. 8.25% 1/15/32 (c)	820,000	841,076
Harvest Midstream I LP 7.5% 9/1/28 (c)	5,565,000	5,609,954
Hess Midstream Operations LP:
4.25% 2/15/30 (c)	1,560,000	1,420,520
5.125% 6/15/28 (c)	2,905,000	2,790,950
5.5% 10/15/30 (c)	920,000	884,125
5.625% 2/15/26 (c)	6,900,000	6,802,365
Jonah Energy Parent LLC 12% 11/5/25 (b)(g)	9,428,234	9,970,358
KLX Energy Services Holdings, Inc. 11.5% 11/1/25 (c)	2,685,000	2,645,826
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (c)	7,045,068	6,380,718
MEG Energy Corp. 5.875% 2/1/29 (c)	4,235,000	4,128,956
Neptune Energy Bondco PLC 6.625% 5/15/25 (c)	1,065,000	1,062,870
New Fortress Energy, Inc. 6.75% 9/15/25 (c)	6,830,000	6,794,753
Northern Oil & Gas, Inc.:
8.125% 3/1/28 (c)	3,455,000	3,498,637
8.75% 6/15/31 (c)	1,840,000	1,922,800
Occidental Petroleum Corp.:
4.3% 8/15/39	880,000	709,491
4.4% 4/15/46	1,750,000	1,398,265
4.5% 7/15/44	815,000	628,145
5.875% 9/1/25	1,665,000	1,668,996
6.2% 3/15/40	980,000	995,346
6.6% 3/15/46	2,590,000	2,751,072
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28	2,320,000	2,256,200
7.875% 9/15/30 (c)	4,835,000	4,954,328
Permian Resources Operating LLC 5.875% 7/1/29 (c)	2,610,000	2,544,750
SM Energy Co.:
6.5% 7/15/28	920,000	921,150
6.625% 1/15/27	1,145,000	1,140,374
Southwestern Energy Co.:
4.75% 2/1/32	2,135,000	1,939,365
5.375% 2/1/29	1,625,000	1,570,412
Strathcona Resources Ltd. 6.875% 8/1/26 (c)	3,585,000	3,562,594
Sunoco LP/Sunoco Finance Corp. 4.5% 5/15/29	2,280,000	2,106,144
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6% 12/31/30 (c)	2,370,000	2,203,926
Tullow Oil PLC 10.25% 5/15/26 (c)	5,050,000	4,523,336
Venture Global Calcasieu Pass LLC 3.875% 8/15/29 (c)	2,220,000	1,992,470
Viper Energy, Inc. 5.375% 11/1/27 (c)	1,105,000	1,071,955
		138,052,335
Environmental - 0.5%
Covanta Holding Corp. 4.875% 12/1/29 (c)	1,355,000	1,184,127
Madison IAQ LLC:
4.125% 6/30/28 (c)	1,795,000	1,635,171
5.875% 6/30/29 (c)	2,775,000	2,477,636
Stericycle, Inc. 3.875% 1/15/29 (c)	1,645,000	1,480,365
		6,777,299
Food & Drug Retail - 0.9%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (c)	1,655,000	1,474,535
4.875% 2/15/30 (c)	6,890,000	6,467,665
BellRing Brands, Inc. 7% 3/15/30 (c)	845,000	862,255
Emergent BioSolutions, Inc. 3.875% 8/15/28 (c)	1,470,000	595,337
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (c)	960,000	819,164
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (c)	2,200,000	2,252,309
		12,471,265
Food/Beverage/Tobacco - 2.7%
C&S Group Enterprises LLC 5% 12/15/28 (c)	1,905,000	1,509,190
Chobani LLC/Finance Corp., Inc.:
4.625% 11/15/28 (c)	1,465,000	1,355,103
7.625% 7/1/29 (c)	2,700,000	2,714,010
Fiesta Purchaser, Inc. 7.875% 3/1/31 (c)	1,215,000	1,252,862
Kraft Heinz Foods Co. 5.5% 6/1/50	855,000	831,616
Lamb Weston Holdings, Inc. 4.125% 1/31/30 (c)	2,290,000	2,074,909
Performance Food Group, Inc.:
4.25% 8/1/29 (c)	1,350,000	1,225,198
5.5% 10/15/27 (c)	5,775,000	5,655,645
6.875% 5/1/25 (c)	995,000	997,567
Post Holdings, Inc.:
4.625% 4/15/30 (c)	625,000	568,672
5.75% 3/1/27 (c)	282,000	284,702
6.25% 2/15/32 (c)	3,715,000	3,734,204
TreeHouse Foods, Inc. 4% 9/1/28	860,000	758,950
Triton Water Holdings, Inc. 6.25% 4/1/29 (c)	5,345,000	4,666,079
U.S. Foods, Inc.:
4.625% 6/1/30 (c)	1,110,000	1,017,111
4.75% 2/15/29 (c)	3,100,000	2,910,187
6.875% 9/15/28 (c)	4,795,000	4,878,913
7.25% 1/15/32 (c)	1,550,000	1,600,206
		38,035,124
Gaming - 2.7%
Affinity Interactive 6.875% 12/15/27 (c)	890,000	820,945
Caesars Entertainment, Inc.:
4.625% 10/15/29 (c)	2,860,000	2,611,168
6.5% 2/15/32 (c)	3,790,000	3,818,360
8.125% 7/1/27 (c)	6,225,000	6,391,743
Churchill Downs, Inc. 5.75% 4/1/30 (c)	4,380,000	4,208,548
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29 (c)	2,925,000	2,654,321
6.75% 1/15/30 (c)	1,410,000	1,245,381
Golden Entertainment, Inc. 7.625% 4/15/26 (c)	935,000	930,862
Jacobs Entertainment, Inc. 6.75% 2/15/29 (c)	1,245,000	1,187,070
Light & Wonder International, Inc. 7.5% 9/1/31 (c)	1,075,000	1,119,982
Station Casinos LLC 4.625% 12/1/31 (c)	3,685,000	3,276,260
Studio City Finance Ltd. 6.5% 1/15/28 (c)	5,015,000	4,745,444
VICI Properties LP / VICI Note Co. 4.625% 6/15/25 (c)	5,180,000	5,092,095
		38,102,179
Healthcare - 6.1%
1375209 BC Ltd. 9% 1/30/28 (c)	1,023,000	1,000,044
AHP Health Partners, Inc. 5.75% 7/15/29 (c)	2,665,000	2,400,421
Avantor Funding, Inc.:
3.875% 11/1/29 (c)	2,290,000	2,052,529
4.625% 7/15/28 (c)	1,915,000	1,807,537
Bausch Health Companies, Inc.:
11% 9/30/28 (c)	1,819,000	1,223,278
14% 10/15/30 (c)	359,000	211,123
Centene Corp.:
3.375% 2/15/30	2,690,000	2,372,977
4.625% 12/15/29	1,825,000	1,727,454
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (c)	740,000	667,575
4% 3/15/31 (c)	2,080,000	1,834,581
4.25% 5/1/28 (c)	735,000	689,357
Community Health Systems, Inc.:
4.75% 2/15/31 (c)	11,675,000	8,884,208
5.25% 5/15/30 (c)	4,900,000	3,909,359
6.125% 4/1/30 (c)	5,840,000	3,653,387
6.875% 4/15/29 (c)	2,815,000	1,796,235
8% 3/15/26 (c)	1,501,000	1,486,080
DaVita, Inc.:
3.75% 2/15/31 (c)	2,495,000	2,047,341
4.625% 6/1/30 (c)	2,580,000	2,269,489
Encompass Health Corp. 5.75% 9/15/25	4,660,000	4,643,490
Grifols SA 4.75% 10/15/28 (c)	1,085,000	903,588
HealthEquity, Inc. 4.5% 10/1/29 (c)	1,005,000	923,709
Hologic, Inc. 3.25% 2/15/29 (c)	2,525,000	2,251,309
IQVIA, Inc. 6.5% 5/15/30 (c)	1,875,000	1,900,988
Jazz Securities DAC 4.375% 1/15/29 (c)	1,980,000	1,824,142
Medline Borrower LP 3.875% 4/1/29 (c)	2,005,000	1,797,749
Molina Healthcare, Inc.:
3.875% 11/15/30 (c)	2,430,000	2,131,660
3.875% 5/15/32 (c)	3,315,000	2,851,377
4.375% 6/15/28 (c)	1,835,000	1,709,230
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (c)	3,005,000	2,749,156
5.125% 4/30/31 (c)	2,995,000	2,567,074
Radiology Partners, Inc. 8.5% 1/31/29 pay-in-kind (c)(f)	2,057,000	1,977,291
Surgery Center Holdings, Inc.:
6.75% 7/1/25 (c)	124,000	123,041
10% 4/15/27 (c)	1,768,000	1,776,663
Tenet Healthcare Corp.:
4.375% 1/15/30	6,565,000	6,012,845
6.125% 10/1/28	7,085,000	7,005,294
6.125% 6/15/30	3,680,000	3,644,493
6.875% 11/15/31	330,000	337,838
		87,163,912
Homebuilders/Real Estate - 1.5%
Arcosa, Inc. 4.375% 4/15/29 (c)	1,425,000	1,315,271
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
4.625% 8/1/29 (c)	1,380,000	1,253,032
6.625% 1/15/28 (c)	40,000	39,755
Kennedy-Wilson, Inc.:
4.75% 3/1/29	2,190,000	1,773,900
5% 3/1/31	2,190,000	1,702,725
Starwood Property Trust, Inc. 4.75% 3/15/25	2,420,000	2,387,862
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.75% 1/15/28 (c)	2,945,000	2,885,559
TRI Pointe Homes, Inc. 5.7% 6/15/28	795,000	781,731
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
4.75% 4/15/28 (c)	2,035,000	1,768,449
6.5% 2/15/29 (c)	3,300,000	2,540,765
10.5% 2/15/28 (c)	4,250,000	4,399,165
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (c)	1,185,000	1,099,787
		21,948,001
Hotels - 1.0%
Carnival Holdings (Bermuda) Ltd. 10.375% 5/1/28 (c)	5,095,000	5,558,462
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (c)	1,470,000	1,255,762
3.75% 5/1/29 (c)	1,650,000	1,498,739
5.375% 5/1/25 (c)	3,525,000	3,508,015
Lindblad Expeditions LLC 6.75% 2/15/27 (c)	2,120,000	2,128,724
		13,949,702
Insurance - 1.7%
Acrisure LLC / Acrisure Finance, Inc. 10.125% 8/1/26 (c)	2,450,000	2,548,008
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer:
5.875% 11/1/29 (c)	3,030,000	2,773,632
6.75% 10/15/27 (c)	9,895,000	9,613,240
AmWINS Group, Inc. 4.875% 6/30/29 (c)	1,400,000	1,291,223
AssuredPartners, Inc. 5.625% 1/15/29 (c)	1,445,000	1,329,146
HUB International Ltd. 7.25% 6/15/30 (c)	6,190,000	6,314,469
		23,869,718
Leisure - 2.0%
Carnival Corp. 5.75% 3/1/27 (c)	5,135,000	5,070,773
NCL Corp. Ltd.:
5.875% 3/15/26 (c)	735,000	717,911
7.75% 2/15/29 (c)	2,575,000	2,639,447
NCL Finance Ltd. 6.125% 3/15/28 (c)	910,000	887,622
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26 (c)	4,375,000	4,213,620
5.375% 7/15/27 (c)	1,975,000	1,937,068
6.25% 3/15/32 (c)(d)	1,805,000	1,810,166
11.625% 8/15/27 (c)	8,060,000	8,718,089
Vail Resorts, Inc. 6.25% 5/15/25 (c)	1,435,000	1,440,180
Viking Cruises Ltd. 9.125% 7/15/31 (c)	895,000	968,908
		28,403,784
Metals/Mining - 2.1%
Alcoa Nederland Holding BV 4.125% 3/31/29 (c)	2,670,000	2,444,819
Alpha Natural Resources, Inc. 9.75% (b)(e)	1,099,000	0
Arsenal AIC Parent LLC 8% 10/1/30 (c)	910,000	953,225
Constellium NV 5.875% 2/15/26 (c)	990,000	981,909
ERO Copper Corp. 6.5% 2/15/30 (c)	8,865,000	8,315,370
First Quantum Minerals Ltd.:
6.875% 3/1/26 (c)	1,515,000	1,510,849
6.875% 10/15/27 (c)	2,360,000	2,248,254
9.375% 3/1/29 (c)	1,600,000	1,658,101
FMG Resources Pty Ltd.:
4.375% 4/1/31 (c)	1,615,000	1,447,282
5.875% 4/15/30 (c)	2,755,000	2,696,391
HudBay Minerals, Inc. 6.125% 4/1/29 (c)	4,755,000	4,665,731
Mineral Resources Ltd.:
8% 11/1/27 (c)	2,835,000	2,887,476
8.5% 5/1/30 (c)	680,000	698,370
		30,507,777
Paper - 0.7%
Ahlstrom Holding 3 OY 4.875% 2/4/28 (c)	1,770,000	1,610,700
Berry Global, Inc. 5.625% 7/15/27 (c)	1,110,000	1,094,356
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29 (c)	1,070,000	1,063,817
8.75% 4/15/30 (c)	6,430,000	6,120,419
		9,889,292
Restaurants - 0.9%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4% 10/15/30 (c)	7,635,000	6,706,614
CEC Entertainment LLC 6.75% 5/1/26 (c)	2,250,000	2,227,787
KFC Holding Co./Pizza Hut Holding LLC/Taco Bell of America LLC 4.75% 6/1/27 (c)	1,325,000	1,291,195
Papa John's International, Inc. 3.875% 9/15/29 (c)	870,000	771,038
Yum! Brands, Inc. 4.625% 1/31/32	2,585,000	2,373,056
		13,369,690
Services - 4.8%
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6% 6/1/29 (c)	1,050,000	869,379
Artera Services LLC 8.5% 2/15/31 (c)	2,765,000	2,824,595
ASGN, Inc. 4.625% 5/15/28 (c)	5,875,000	5,479,046
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp. 4.625% 6/1/28 (c)	1,328,000	1,176,407
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.375% 3/1/29 (c)	1,470,000	1,338,317
Brand Industrial Services, Inc. 10.375% 8/1/30 (c)	3,910,000	4,157,998
CoreCivic, Inc. 8.25% 4/15/26	1,455,000	1,486,894
CoreLogic, Inc. 4.5% 5/1/28 (c)	4,470,000	3,958,766
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC 7.125% 7/31/26 (c)	9,979,000	9,887,493
Hertz Corp.:
4.625% 12/1/26 (c)	1,680,000	1,487,153
5% 12/1/29 (c)	2,190,000	1,677,779
5.5% (b)(c)(e)	3,155,000	102,538
6% (b)(c)(e)	3,900,000	351,000
6.25% (b)(e)	2,880,000	93,600
7.125% (b)(c)(e)	3,980,000	358,200
OpenLane, Inc. 5.125% 6/1/25 (c)	96,000	94,738
Sabre GLBL, Inc. 7.375% 9/1/25 (c)	2,500,000	2,341,389
Service Corp. International 5.125% 6/1/29	1,845,000	1,800,351
The GEO Group, Inc. 9.5% 12/31/28 (c)	6,055,000	6,039,302
Uber Technologies, Inc.:
4.5% 8/15/29 (c)	17,310,000	16,207,850
6.25% 1/15/28 (c)	2,145,000	2,147,681
7.5% 9/15/27 (c)	2,765,000	2,828,589
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (c)	1,640,000	1,590,800
		68,299,865
Steel - 0.1%
Commercial Metals Co. 3.875% 2/15/31	1,125,000	982,168
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (c)	690,000	628,614
		1,610,782
Super Retail - 1.5%
Asbury Automotive Group, Inc.:
4.5% 3/1/28	681,000	635,033
4.625% 11/15/29 (c)	1,520,000	1,384,635
4.75% 3/1/30	680,000	618,820
5% 2/15/32 (c)	1,520,000	1,349,454
Bath & Body Works, Inc. 6.625% 10/1/30 (c)	5,045,000	5,072,702
Carvana Co.:
12% 12/1/28 pay-in-kind (c)(f)	317,454	305,124
13% 6/1/30 pay-in-kind (c)(f)	477,709	446,618
14% 6/1/31 pay-in-kind (c)(f)	568,057	552,709
EG Global Finance PLC 12% 11/30/28 (c)	2,975,000	3,140,856
LBM Acquisition LLC 6.25% 1/15/29 (c)	2,455,000	2,211,657
Macy's Retail Holdings LLC 6.125% 3/15/32 (c)	1,065,000	991,270
Michaels Companies, Inc.:
5.25% 5/1/28 (c)	1,320,000	1,024,845
7.875% 5/1/29 (c)	1,235,000	797,444
Sally Holdings LLC 6.75% 3/1/32	3,070,000	3,061,175
		21,592,342
Technology - 4.6%
Athenahealth Group, Inc. 6.5% 2/15/30 (c)	6,520,000	5,837,204
Block, Inc.:
2.75% 6/1/26	2,555,000	2,383,406
3.5% 6/1/31	2,555,000	2,179,603
Boxer Parent Co., Inc. 9.125% 3/1/26 (c)	60,000	59,755
CA Magnum Holdings 5.375% 10/31/26 (c)	770,000	736,266
Camelot Finance SA 4.5% 11/1/26 (c)	2,285,000	2,182,932
Cloud Software Group, Inc. 9% 9/30/29 (c)	6,530,000	6,094,506
Coherent Corp. 5% 12/15/29 (c)	1,385,000	1,291,513
Elastic NV 4.125% 7/15/29 (c)	1,275,000	1,145,246
Gen Digital, Inc. 5% 4/15/25 (c)	6,075,000	6,014,250
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.25% 12/1/27 (c)	2,235,000	2,162,363
GrafTech Global Enterprises, Inc. 9.875% 12/15/28 (c)	1,850,000	1,468,900
Match Group Holdings II LLC 4.125% 8/1/30 (c)	2,335,000	2,062,809
MicroStrategy, Inc. 6.125% 6/15/28 (c)	3,530,000	3,403,629
NCR Atleos Corp. 9.5% 4/1/29 (c)	3,180,000	3,363,788
NCR Voyix Corp. 5.125% 4/15/29 (c)	1,775,000	1,645,736
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (c)	1,450,000	1,491,035
Open Text Corp. 3.875% 12/1/29 (c)	2,200,000	1,944,497
Open Text Holdings, Inc.:
4.125% 2/15/30 (c)	3,095,000	2,732,491
4.125% 12/1/31 (c)	2,200,000	1,883,022
Rackspace Hosting, Inc. 5.375% 12/1/28 (c)	1,430,000	416,414
Roblox Corp. 3.875% 5/1/30 (c)	6,055,000	5,303,151
Seagate HDD Cayman:
8.25% 12/15/29 (c)	1,545,000	1,655,478
8.5% 7/15/31 (c)	1,410,000	1,524,516
Sensata Technologies BV 4% 4/15/29 (c)	2,480,000	2,249,181
Synaptics, Inc. 4% 6/15/29 (c)	1,210,000	1,083,682
TTM Technologies, Inc. 4% 3/1/29 (c)	2,215,000	1,971,566
UKG, Inc. 6.875% 2/1/31 (c)	1,630,000	1,646,952
		65,933,891
Telecommunications - 5.0%
Altice Financing SA 5.75% 8/15/29 (c)	7,480,000	6,442,304
Altice France SA:
5.125% 1/15/29 (c)	2,270,000	1,715,044
5.5% 1/15/28 (c)	4,825,000	3,936,842
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (c)	9,965,000	9,392,013
Consolidated Communications, Inc. 5% 10/1/28 (c)	1,320,000	1,090,333
Frontier Communications Holdings LLC:
5% 5/1/28 (c)	2,480,000	2,295,126
5.875% 10/15/27 (c)	2,440,000	2,358,263
5.875% 11/1/29	615,475	527,160
6% 1/15/30 (c)	3,035,000	2,594,908
Intelsat Jackson Holdings SA 6.5% 3/15/30 (c)	7,745,000	7,205,811
LCPR Senior Secured Financing DAC:
5.125% 7/15/29 (c)	2,520,000	2,117,606
6.75% 10/15/27 (c)	4,724,000	4,464,180
Level 3 Financing, Inc.:
3.75% 7/15/29 (c)	3,850,000	2,252,250
4.25% 7/1/28 (c)	3,420,000	2,103,300
Lumen Technologies, Inc. 4% 2/15/27 (c)	4,225,000	2,725,125
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.:
4.75% 4/30/27 (c)	1,700,000	1,632,000
6% 2/15/28 (c)	790,000	755,817
Sabre GLBL, Inc. 9.25% 4/15/25 (c)	221,000	206,635
Telecom Italia SpA 5.303% 5/30/24 (c)	2,020,000	2,012,295
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6% 1/15/30 (c)	6,860,000	5,008,143
Windstream Escrow LLC 7.75% 8/15/28 (c)	6,380,000	5,956,516
Zayo Group Holdings, Inc.:
4% 3/1/27 (c)	3,835,000	3,192,638
6.125% 3/1/28 (c)	2,115,000	1,607,509
		71,591,818
Textiles/Apparel - 0.4%
Crocs, Inc.:
4.125% 8/15/31 (c)	3,760,000	3,199,003
4.25% 3/15/29 (c)	1,710,000	1,534,744
Victoria's Secret & Co. 4.625% 7/15/29 (c)	1,665,000	1,404,464
		6,138,211
Transportation Ex Air/Rail - 0.2%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (c)	9,000	8,933
4.375% 5/1/26 (c)	7,000	6,754
Seaspan Corp. 5.5% 8/1/29 (c)	3,695,000	3,150,098
		3,165,785
Utilities - 3.4%
Clearway Energy Operating LLC 4.75% 3/15/28 (c)	2,940,000	2,748,439
DPL, Inc. 4.35% 4/15/29	9,480,000	8,590,302
NRG Energy, Inc. 3.875% 2/15/32 (c)	132,000	110,267
Pacific Gas & Electric Co.:
3.75% 8/15/42	350,000	255,323
3.95% 12/1/47	2,495,000	1,815,737
4.55% 7/1/30	4,110,000	3,857,377
4.95% 7/1/50	14,750,000	12,520,235
PG&E Corp. 5.25% 7/1/30	9,430,000	8,864,749
Pike Corp. 5.5% 9/1/28 (c)	5,310,000	5,036,883
Vertiv Group Corp. 4.125% 11/15/28 (c)	3,055,000	2,818,662
Vistra Operations Co. LLC 5.625% 2/15/27 (c)	2,000,000	1,948,899
		48,566,873
TOTAL NONCONVERTIBLE BONDS		1,065,559,910
TOTAL CORPORATE BONDS (Cost $1,197,563,487)		1,096,825,450

Common Stocks - 4.9%
	Shares	Value ($)
Automotive & Auto Parts - 0.0%
UC Holdings, Inc. (b)(h)	32,168	32,168
Broadcasting - 0.0%
iHeartMedia, Inc. (h)	8,204	22,725
Energy - 2.6%
California Resources Corp.	119,243	6,220,907
California Resources Corp. warrants 10/27/24 (h)	20,004	336,267
Chesapeake Energy Corp. (i)	64,281	5,321,181
EP Energy Corp. (b)(h)	218,900	383,075
Exxon Mobil Corp.	49,155	5,137,681
Forbes Energy Services Ltd. (h)	72,087	0
Mesquite Energy, Inc. (b)(h)	214,437	16,805,404
Noble Corp. PLC:
warrants 2/4/28 (h)	27,051	628,395
warrants 2/4/28 (h)	27,051	533,987
PureWest Energy (b)(h)	2,832	637
PureWest Energy rights (b)(h)	1,707	0
Superior Energy Services, Inc. Class A (b)(h)	15,005	1,168,139
Tidewater, Inc. warrants 11/14/42 (h)	8,251	635,574
Tribune Resources, Inc. (b)	182,155	116,579
TOTAL ENERGY		37,287,826
Entertainment/Film - 0.1%
New Cotai LLC/New Cotai Capital Corp. (b)(g)(h)	1,330,466	957,936
Food & Drug Retail - 1.3%
Northeast Grocery, Inc. (b)(g)(h)	228,430	1,283,777
Southeastern Grocers, Inc. (b)(g)(h)	687,397	17,549,245
TOTAL FOOD & DRUG RETAIL		18,833,022
Gaming - 0.0%
Studio City International Holdings Ltd.:
ADR (c)(h)	25,434	171,680
(NYSE) ADR (h)	28,000	189,000
TOTAL GAMING		360,680
Hotels - 0.1%
Travelport Finance Luxembourg SARL (b)	261	621,434
Telecommunications - 0.1%
CUI Acquisition Corp. Class E (b)(h)	0	0
Frontier Communications Parent, Inc. (h)	77,463	1,834,324
TOTAL TELECOMMUNICATIONS		1,834,324
Textiles/Apparel - 0.3%
Intelsat Emergence SA (b)	99,657	3,617,549
Utilities - 0.4%
PG&E Corp.	350,590	5,851,347
TOTAL COMMON STOCKS (Cost $37,291,775)		69,419,011

Bank Loan Obligations - 7.5%
	Principal Amount (a)	Value ($)
Air Transportation - 1.3%
Echo Global Logistics, Inc.:
1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.1981% 11/23/28 (b)(f)(j)(k)	7,215,663	7,215,663
2LN, term loan:
CME Term SOFR 3 Month Index + 7.000% 12.4263% 11/23/29 (b)(f)(j)(k)	915,000	915,000
CME Term SOFR 3 Month Index + 8.000% 13.4263% 11/23/29 (b)(f)(j)(k)	9,743,000	9,743,000
TOTAL AIR TRANSPORTATION		17,873,663
Banks & Thrifts - 0.1%
First Eagle Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.500% 7.9481% 2/1/27 (f)(j)(k)	1,051,029	1,046,215
Broadcasting - 0.0%
Diamond Sports Group LLC term loan 10% 11/30/24 (b)(k)	167,627	167,627
Building Materials - 0.1%
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8238% 2/25/29 (f)(j)(k)	1,521,825	1,501,859
Chemicals - 0.3%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8214% 11/15/30 (f)(j)(k)	2,155,000	2,087,656
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.7052% 10/4/29 (f)(j)(k)	2,831,454	2,814,635
TOTAL CHEMICALS		4,902,291
Consumer Products - 0.2%
TKC Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.9407% 5/14/28 (f)(j)(k)	2,303,237	2,239,898
Diversified Financial Services - 1.0%
Cabazon Finance Authority term loan 11% 3/7/24 pay-in-kind (b)(f)(k)	3,404,448	2,364,389
GTCR W-2 Merger Sub LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3263% 1/31/31 (f)(j)(k)	3,980,000	3,991,622
HarbourVest Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8432% 4/22/30 (f)(j)(k)	237,438	237,141
Softbank SVF II Cayman LP 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 12/31/24 (b)(f)(j)(k)	7,827,081	7,719,850
TOTAL DIVERSIFIED FINANCIAL SERVICES		14,313,002
Diversified Media - 0.3%
CMG Media Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9481% 12/17/26 (f)(j)(k)	4,921,944	4,115,975
Energy - 0.0%
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (b)(e)(j)(k)	3,964,252	0
term loan 0% (b)(e)(f)(k)	1,710,000	0
TOTAL ENERGY		0
Food & Drug Retail - 0.0%
Northeast Grocery, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 7.500% 12.8257% 12/5/28 (f)(j)(k)	745,000	743,450
Food/Beverage/Tobacco - 0.6%
Del Monte Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6763% 5/16/29 (f)(j)(k)	1,861,438	1,677,285
Oatly Group AB Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 7.500% 12.7979% 4/18/28 (b)(f)(j)(k)	2,805,900	2,637,546
Triton Water Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 3/31/28 (j)(k)(l)	3,935,000	3,866,138
TOTAL FOOD/BEVERAGE/TOBACCO		8,180,969
Healthcare - 0.0%
Electron BidCo, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4407% 11/1/28 (f)(j)(k)	284,925	284,347
Insurance - 0.4%
Acrisure LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6907% 2/15/27 (f)(j)(k)	210,700	210,788
Asurion LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4263% 8/19/28 (f)(j)(k)	4,246,250	4,209,095
HUB International Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5741% 6/20/30 (f)(j)(k)	648,375	647,565
USI, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3481% 11/22/29 (f)(j)(k)	431,548	431,009
TOTAL INSURANCE		5,498,457
Leisure - 0.0%
Alterra Mountain Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9407% 8/17/28 (f)(j)(k)	42,448	42,448
Services - 1.7%
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1763% 12/10/29 (f)(j)(k)	305,000	292,800
CoreLogic, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9407% 6/2/28 (f)(j)(k)	5,746,215	5,578,311
Finastra U.S.A., Inc. term loan CME Term SOFR 1 Month Index + 7.250% 12.7129% 9/13/29 (b)(f)(j)(k)	6,228,486	6,228,486
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4234% 4/11/29 (f)(j)(k)	5,493,488	5,037,418
Pg Investment Co. 59 Sarl Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/23/31 (j)(k)(l)	305,000	305,128
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.6246% 3/4/28 (f)(j)(k)	6,952,088	6,301,581
TOTAL SERVICES		23,743,724
Super Retail - 0.2%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1907% 3/5/28 (f)(j)(k)	2,596,405	2,595,938
Technology - 1.2%
Applied Systems, Inc.:
Tranche 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 2/9/32 (j)(k)(l)	25,000	25,563
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.821% 2/7/31 (f)(j)(k)	135,000	135,478
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5763% 2/15/29 (f)(j)(k)	2,801,184	2,774,489
Cotiviti, Inc.:
Tranche 1LN, term loan 7.625% 2/24/31 (k)	2,220,000	2,225,550
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 2/21/31 (j)(k)(l)	560,000	557,900
DH Corp./Societe term loan CME Term SOFR 3 Month Index + 7.250% 12.7129% 9/13/29 (b)(f)(j)(k)	145,464	145,464
UKG, Inc.:
2LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.6802% 5/3/27 (f)(j)(k)	6,735,172	6,794,105
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8143% 2/10/31 (f)(j)(k)	4,738,702	4,740,929
TOTAL TECHNOLOGY		17,399,478
Telecommunications - 0.1%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.814% 8/15/28 (f)(j)(k)	1,045,351	964,336
Crown Subsea Communications Holding, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0674% 1/30/31 (f)(j)(k)	425,000	426,594
TOTAL TELECOMMUNICATIONS		1,390,930
TOTAL BANK LOAN OBLIGATIONS (Cost $109,859,312)		106,040,271

Preferred Securities - 0.9%
	Principal Amount (a)	Value ($)
Banks & Thrifts - 0.6%
Bank of America Corp.:
6.1% (f)(m)	3,690,000	3,790,152
6.25% (f)(m)	2,310,000	2,374,457
Wells Fargo & Co. 5.9% (f)(m)	1,955,000	1,970,052
TOTAL BANKS & THRIFTS		8,134,661
Diversified Financial Services - 0.3%
Charles Schwab Corp. 5.375% (f)(m)	4,340,000	4,338,280
TOTAL PREFERRED SECURITIES (Cost $12,205,387)		12,472,941

Other - 1.9%
	Shares	Value ($)
Other - 1.9%
Fidelity Private Credit Central Fund LLC (g)(n) (Cost $26,377,411)	2,648,865	27,124,355

Money Market Funds - 7.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (o)	104,653,306	104,674,237
Fidelity Securities Lending Cash Central Fund 5.39% (o)(p)	5,376,212	5,376,750
TOTAL MONEY MARKET FUNDS (Cost $110,050,987)		110,050,987

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,493,348,359)	1,421,933,015
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(781,550)
NET ASSETS - 100.0%	1,421,151,465

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $889,877,713 or 62.6% of net assets.

(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Non-income producing - Security is in default.
(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $56,885,671 or 4.0% of net assets.

(h)	Non-income producing
(i)	Security or a portion of the security is on loan at period end.
(j)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(k)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(l)	The coupon rate will be determined upon settlement of the loan after period end.
(m)	Security is perpetual in nature with no stated maturity date.
(n)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments.
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(p)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Private Credit Central Fund LLC	4/15/22 - 2/05/24	26,377,411

Jonah Energy Parent LLC 12% 11/5/25	5/05/23	9,239,670

New Cotai LLC/New Cotai Capital Corp.	9/11/20	6,590,796

Northeast Grocery, Inc.	11/08/21	90,888

Southeastern Grocers, Inc.	6/01/18 - 4/26/19	5,072,958

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	21,545,624	334,984,449	251,855,836	994,775	-	-	104,674,237	0.2%
Fidelity Private Credit Central Fund LLC	24,227,898	2,421,220	-	1,859,224	-	475,236	27,124,354	3.9%
Fidelity Securities Lending Cash Central Fund 5.39%	7,268,450	12,873,032	14,764,732	2,685	-	-	5,376,750	0.0%
Total	53,041,972	350,278,701	266,620,568	2,856,684	-	475,236	137,175,341

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	5,474,598	1,857,049	-	3,617,549
Consumer Discretionary	1,972,218	360,680	-	1,611,538
Consumer Staples	18,833,022	-	-	18,833,022
Energy	37,287,189	18,178,418	635,574	18,473,197
Utilities	5,851,984	5,851,347	-	637

Corporate Bonds	1,096,825,450	-	1,082,386,572	14,438,878

Bank Loan Obligations	106,040,271	-	68,903,246	37,137,025

Preferred Securities	12,472,941	-	12,472,941	-

Other	27,124,355	-	27,124,355	-

Money Market Funds	110,050,987	110,050,987	-	-
Total Investments in Securities:	1,421,933,015	136,298,481	1,191,522,688	94,111,846

The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Consumer Staples
Beginning Balance	$19,269,568
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(436,546)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$18,833,022
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2024	$(436,546)
Energy
Beginning Balance	$18,880,918
Net Realized Gain (Loss) on Investment Securities	985,050
Net Unrealized Gain (Loss) on Investment Securities	(407,720)
Cost of Purchases	-
Proceeds of Sales	(985,050)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	(1)
Ending Balance	$18,473,197
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2024	$(407,720)
Corporate Bonds
Beginning Balance	$13,525,018
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	833,149
Cost of Purchases	40,166
Proceeds of Sales	-
Amortization/Accretion	40,545
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$14,438,878
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2024	$833,149
Bank Loan Obligations
Beginning Balance	$47,744,518
Net Realized Gain (Loss) on Investment Securities	348,619
Net Unrealized Gain (Loss) on Investment Securities	(67,007)
Cost of Purchases	7,450,701
Proceeds of Sales	(18,441,544)
Amortization/Accretion	101,738
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$37,137,025
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2024	$(91,499)
Other Investments in Securities
Beginning Balance	$9,579,314
Net Realized Gain (Loss) on Investment Securities	254,518
Net Unrealized Gain (Loss) on Investment Securities	(1,025,476)
Cost of Purchases	621,434
Proceeds of Sales	(4,200,066)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$5,229,724
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2024	$(1,047,889)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		February 29, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,314,476) - See accompanying schedule:
Unaffiliated issuers (cost $1,356,919,961)	$1,284,757,674
Fidelity Central Funds (cost $136,428,398)	137,175,341

Total Investment in Securities (cost $1,493,348,359)		$1,421,933,015
Cash		167,627
Receivable for investments sold		1,553,900
Receivable for fund shares sold		10
Dividends receivable		283,794
Interest receivable		18,680,176
Distributions receivable from Fidelity Central Funds		387,102
Receivable from investment adviser for expense reductions		12,209
Other receivables		123
Total assets		1,443,017,956
Liabilities
Payable for investments purchased
Regular delivery	$12,200,196
Delayed delivery	4,090,000
Payable for fund shares redeemed	198,744
Other payables and accrued expenses	801
Collateral on securities loaned	5,376,750
Total Liabilities		21,866,491
Commitments and contingent liabilities (see Commitments note)
Net Assets		$1,421,151,465
Net Assets consist of:
Paid in capital		$1,508,048,525
Total accumulated earnings (loss)		(86,897,060)
Net Assets		$1,421,151,465
Net Asset Value, offering price and redemption price per share ($1,421,151,465 ÷ 13,628,573 shares)		$104.28
Statement of Operations
		Six months ended February 29, 2024 (Unaudited)
Investment Income
Dividends		$1,217,264
Interest		44,563,176
Income from Fidelity Central Funds (including $2,685 from security lending)		2,831,476
Payment from investment adviser		69,417
Total Income		48,681,333
Expenses
Custodian fees and expenses	$944
Independent trustees' fees and expenses	3,683
Legal	2,952
Total expenses before reductions	7,579
Expense reductions	(1,302)
Total expenses after reductions		6,277
Net Investment income (loss)		48,675,056
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(6,443,486)
Capital gain distributions from Fidelity Central Funds	25,208
Total net realized gain (loss)		(6,418,278)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	35,071,219
Fidelity Central Funds	475,236
Total change in net unrealized appreciation (depreciation)		35,546,455
Net gain (loss)		29,128,177
Net increase (decrease) in net assets resulting from operations		$77,803,233
Statement of Changes in Net Assets

	Six months ended February 29, 2024 (Unaudited)	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$48,675,056	$128,559,222
Net realized gain (loss)	(6,418,278)	(8,490,959)
Change in net unrealized appreciation (depreciation)	35,546,455	(4,256,760)
Net increase (decrease) in net assets resulting from operations	77,803,233	115,811,503
Distributions to shareholders	(55,868,733)	(125,001,026)

Affiliated share transactions
Proceeds from sales of shares	94,765,646	25,859,041
Reinvestment of distributions	55,868,733	125,000,555
Cost of shares redeemed	(221,974,091)	(551,310,147)

Net increase (decrease) in net assets resulting from share transactions	(71,339,712)	(400,450,551)
Total increase (decrease) in net assets	(49,405,212)	(409,640,074)

Net Assets
Beginning of period	1,470,556,677	1,880,196,751
End of period	$1,421,151,465	$1,470,556,677

Other Information
Shares
Sold	876,898	250,913
Issued in reinvestment of distributions	545,623	1,224,422
Redeemed	(2,147,247)	(5,375,537)
Net increase (decrease)	(724,726)	(3,900,202)

Financial Highlights
Fidelity® High Income Central Fund

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$102.45	$103.00	$115.51	$106.08	$111.37	$112.30
Income from Investment Operations
Net investment income (loss) A,B	3.613	7.647	6.198	6.202	6.432	7.276
Net realized and unrealized gain (loss)	2.376	(.838)	(12.709)	9.246	(5.023)	(.267)
Total from investment operations	5.989	6.809	(6.511)	15.448	1.409	7.009
Distributions from net investment income	(4.159)	(7.276)	(5.999)	(6.018)	(6.685)	(7.089)
Distributions from net realized gain	-	(.083)	-	-	(.014)	(.850)
Total distributions	(4.159)	(7.359)	(5.999)	(6.018)	(6.699)	(7.939)
Net asset value, end of period	$104.28	$102.45	$103.00	$115.51	$106.08	$111.37
Total Return C,D	5.99%	6.88%	(5.81)%	14.97%	1.45%	6.59%
Ratios to Average Net Assets B,E,F
Expenses before reductions	-% G,H	.03%	.04%	-% G	-% G	-% G
Expenses net of fee waivers, if any	-% G,H	.03%	.04%	-% G	-% G	-% G
Expenses net of all reductions	-% G,H	.03%	.04%	-% G	-% G	-% G
Net investment income (loss)	7.10% H	7.49%	5.63%	5.62%	6.06%	6.70%
Supplemental Data
Net assets, end of period (000 omitted)	$1,421,151	$1,470,557	$1,880,197	$2,434,406	$2,689,635	$2,600,771
Portfolio turnover rate I	18% H	14%	23%	37%	59% J	39% J,K

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Central Fund LLC, please refer to the Investment in Fidelity Private Credit Central Fund LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount represents less than .005%.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

KThe portfolio turnover rate does not include the assets acquired in the merger.

Notes to Financial Statements (Unaudited)
For the period ended February 29, 2024

1. Organization.
Fidelity High Income Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Investment in Fidelity Private Credit Central Fund LLC.
The Fund invests in Fidelity Private Credit Central Fund LLC, which is a limited liability company available only to certain investment companies managed by the investment adviser and its affiliates. Fidelity Private Credit Central Fund LLC's units are not registered under the Securities Act of 1933 and are subject to substantial restrictions on transfer. The Fund has no redemption rights under Fidelity Private Credit Central Fund LLC's limited liability company agreement. There will be no trading market for the units.

Based on its investment objective, Fidelity Private Credit Central Fund LLC may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Private Credit Central Fund LLC and thus a decline in the value of the Fund. Fidelity Private Credit Central Fund LLC intends to invest primarily in directly originated loans to private companies but also with liquid credit investments, like broadly syndicated loans, and other select private credit investments.

The Schedule of Investments lists Fidelity Private Credit Central Fund LLC as an investment as of period end, but does not include the underlying holdings of Fidelity Private Credit Central Fund LLC. Fidelity Private Credit Central Fund LLC represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Private Credit Central Fund LLC. The annualized expense ratio for Fidelity Private Credit Central Fund LLC for the twelve month period ended December 31, 2023 was 10.16%.

On March 11, 2024, the Board of Directors of Fidelity Private Credit Central Fund LLC approved to change the name to Fidelity Private Credit Company LLC.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Central Fund LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker and valuations using NAV as a practical expedient.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA

Equities	$42,535,943	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.3	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	4.1 - 5.3 / 4.4	Increase
		Market approach	Parity price	$2,380.97	Increase
		Discounted cash flow	Discount rate	11.3% - 12.3% / 11.3%	Decrease
		Recovery value	Recovery value	$0.00 - $0.22 / $0.22	Increase
		Indicative market price	Bid price	$1.05	Increase
		Black scholes	Discount rate	4.5%	Increase
			Term	3.0	Increase
			Volatility	60.0%	Increase
Corporate Bonds	$14,438,878	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	5.3	Increase
			Enterprise value/Proved reserves multiple (EV/PR)	0.7	Increase
			Enterprise value/PV10 multiple (EV/PV10)	0.3	Increase
			Daily production multiple ($/Million cubic feet per day)	$3,550.00	Increase
		Discounted cash flow	Yield	18.6%	Decrease
		Recovery value	Recovery value	$0.00	Increase
		Indicative market price	Evaluated bid	$3.25 - $9.00 / $7.75	Increase
		Black scholes	Discount rate	4.5%	Increase
			Term	3.0	Increase
			Volatility	60.0%	Increase
Bank Loan Obligations	$37,137,025	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	6.5	Increase
		Market approach	Transaction price	$100.00	Increase
		Discounted cash flow	Yield	6.8% - 14.4% / 10.1%	Decrease
		Recovery value	Recovery value	$0.00	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2024, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The investment adviser has contractually agreed to reimburse the Fund with respect to the portion of the Fund's assets invested in Fidelity Private Credit Central Fund LLC until December 31, 2024 as presented in the Statement of Operations in payment from investment adviser.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$65,226,895
Gross unrealized depreciation	(133,404,356)
Net unrealized appreciation (depreciation)	$(68,177,461)
Tax cost	$1,490,110,476

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(831,198)
Long-term	(7,562,559)
Total capital loss carryforward	$(8,393,757)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. The amount of commitments outstanding at period end are presented in the table below. These commitments are not included in the net assets of the Fund at period end.

	Investment to be Acquired	Commitment Amount
Fidelity High Income Central Fund	Fidelity Private Credit Central Fund LLC	$4,902,001

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount	Unrealized Appreciation (Depreciation)
Fidelity High Income Central Fund	Level 3 Financing, Inc. 1LN note 11% 11/15/29	$793,160	$-
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity High Income Central Fund	116,641,060	260,018,659
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Subsequent Event - Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity High Income Central Fund	$275	$-	$-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,302.
9. Other.
A fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Litigation.
The Fund and other entities managed by FMR or its affiliates are involved with proceedings arising out of disputes in the United States Bankruptcy Court for the Southern District of Texas ("Bankruptcy Court"), relating to the In re Sanchez Energy Corporation chapter 11 bankruptcy case (Case No. 19-34508). A Bankruptcy Court-appointed representative of unsecured creditors asserted that eight million shares of Mesquite Energy, Inc. (formerly known as Sanchez Energy Corporation) (the "Company"), held in escrow pursuant to the terms of the Company's confirmed chapter 11 plan, should be awarded to the unsecured creditors instead of the Company's current equity holders, including the Fund, which were providers of debtor-in-possession financing to the Company during its chapter 11 case and holders of secured notes issued by the Company in 2018. The unsecured creditors also asserted that certain additional equity issued by the Company in 2020 in connection with two post-bankruptcy financings, also held by the Fund, is invalid. During August 2023, the Bankruptcy Court issued an opinion awarding a portion of the eight million shares to the unsecured creditors, diluting the value of the Fund's holdings in Mesquite. The Fund will appeal this decision. At this time, Management cannot determine any additional loss or dilution that may be realized. The Fund is also incurring legal costs in defending the disputes and has recovered a portion of these legal costs through an insurance claim.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2023 to February 29, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period- C September 1, 2023 to February 29, 2024

Fidelity® High Income Central Fund	0.0011%
Actual		$ 1,000	$ 1,059.90	$ .01
Hypothetical-B		$ 1,000	$ 1,024.86	$ .01

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity High Income Central Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which eliminates the fee that FMR previously received from each investing fund's investment adviser. The Board noted the fund will continue to pay no management fee to FMR for services provided under the Management Contract.
Sub-Advisory Contracts. In connection with the Management Contract changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.861965.115
HICII-SANN-0424
Fidelity® Specialized High Income Central Fund

Semi-Annual Report
February 29, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary February 29, 2024 (Unaudited)
Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
CCO Holdings LLC/CCO Holdings Capital Corp.	1.7
PG&E Corp.	1.7
Tenet Healthcare Corp.	1.7
Sirius XM Radio, Inc.	1.6
Albertsons Companies LLC/Safeway Inc./New Albertson's, Inc./Albertson's LLC	1.5
Vistra Operations Co. LLC	1.4
OneMain Finance Corp.	1.4
Yum! Brands, Inc.	1.4
Ball Corp.	1.3
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	1.2
14.9

Market Sectors (% of Fund's net assets)

Energy	12.1
Technology	7.0
Utilities	6.9
Healthcare	6.5
Services	5.2

Quality Diversification (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Schedule of Investments February 29, 2024 (Unaudited)

Showing Percentage of Net Assets
Corporate Bonds - 89.0%
	Principal Amount (a)	Value ($)
Convertible Bonds - 0.5%
Broadcasting - 0.4%
DISH Network Corp. 3.375% 8/15/26	2,658,000	1,571,543
Technology - 0.1%
Global Payments, Inc. 1.5% 3/1/31 (b)	649,000	657,113
TOTAL CONVERTIBLE BONDS		2,228,656
Nonconvertible Bonds - 88.5%
Aerospace - 2.0%
BWX Technologies, Inc. 4.125% 6/30/28 (b)	995,000	925,459
Howmet Aerospace, Inc. 6.75% 1/15/28	1,555,000	1,621,372
Kaiser Aluminum Corp. 4.625% 3/1/28 (b)	1,265,000	1,166,375
Moog, Inc. 4.25% 12/15/27 (b)	1,460,000	1,366,344
Rolls-Royce PLC 5.75% 10/15/27 (b)	1,270,000	1,263,772
TransDigm, Inc. 6.375% 3/1/29 (b)	2,165,000	2,174,786
		8,518,108
Air Transportation - 1.4%
American Airlines, Inc.:
7.25% 2/15/28 (b)	1,500,000	1,512,484
8.5% 5/15/29 (b)	615,000	646,524
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (b)	528,750	523,903
Rand Parent LLC 8.5% 2/15/30 (b)	1,510,000	1,466,462
United Airlines, Inc. 4.375% 4/15/26 (b)	2,170,000	2,088,548
		6,237,921
Automotive - 0.3%
Ford Motor Co. 6.1% 8/19/32	1,100,000	1,098,072
Automotive & Auto Parts - 2.1%
Allison Transmission, Inc. 3.75% 1/30/31 (b)	1,270,000	1,097,388
Dana, Inc. 4.5% 2/15/32	365,000	306,567
Ford Motor Co.:
3.25% 2/12/32	885,000	725,750
5.291% 12/8/46	445,000	384,823
Ford Motor Credit Co. LLC:
2.3% 2/10/25	360,000	348,223
2.7% 8/10/26	1,200,000	1,114,028
2.9% 2/10/29	360,000	313,641
4.687% 6/9/25	1,005,000	990,818
5.113% 5/3/29	650,000	626,383
5.125% 6/16/25	660,000	653,315
LCM Investments Holdings 4.875% 5/1/29 (b)	160,000	143,688
Macquarie AirFinance Holdings:
8.125% 3/30/29 (b)	330,000	343,118
8.375% 5/1/28 (b)	1,715,000	1,796,428
Thor Industries, Inc. 4% 10/15/29 (b)	475,000	420,375
		9,264,545
Banks & Thrifts - 0.7%
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (b)	1,105,000	1,016,810
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. 3.625% 3/1/29 (b)	1,360,000	1,206,371
UniCredit SpA:
5.861% 6/19/32 (b)(c)	163,000	157,982
7.296% 4/2/34 (b)(c)	412,000	420,480
Western Alliance Bancorp. 3% 6/15/31 (c)	210,000	184,170
		2,985,813
Broadcasting - 2.5%
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% (b)(d)	650,000	37,375
Nexstar Media, Inc. 5.625% 7/15/27 (b)	1,655,000	1,568,409
Scripps Escrow II, Inc. 3.875% 1/15/29 (b)	465,000	367,807
Sirius XM Radio, Inc.:
5% 8/1/27 (b)	4,520,000	4,305,876
5.5% 7/1/29 (b)	2,845,000	2,690,388
TEGNA, Inc.:
4.625% 3/15/28	1,670,000	1,499,326
5% 9/15/29	240,000	211,200
		10,680,381
Building Materials - 2.5%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)	1,880,000	1,816,249
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)	385,000	387,084
Builders FirstSource, Inc. 4.25% 2/1/32 (b)	1,965,000	1,726,498
Emrld Borrower LP / Emerald Co. 6.625% 12/15/30 (b)	2,830,000	2,839,905
Knife River Holding Co. 7.75% 5/1/31 (b)	865,000	895,822
Smyrna Ready Mix LLC 8.875% 11/15/31 (b)	665,000	704,756
Standard Industries, Inc./New Jersey 4.375% 7/15/30 (b)	2,485,000	2,215,590
Summit Materials LLC/Summit Materials Finance Corp. 7.25% 1/15/31 (b)	305,000	315,675
		10,901,579
Cable/Satellite TV - 2.5%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (b)	200,000	160,867
4.5% 8/15/30 (b)	1,280,000	1,061,786
4.5% 5/1/32	2,370,000	1,872,311
5% 2/1/28 (b)	4,914,000	4,534,376
CSC Holdings LLC:
3.375% 2/15/31 (b)	495,000	349,435
4.125% 12/1/30 (b)	5,000	3,723
5.375% 2/1/28 (b)	700,000	610,141
VZ Secured Financing BV 5% 1/15/32 (b)	1,805,000	1,540,688
Ziggo BV 4.875% 1/15/30 (b)	900,000	801,730
		10,935,057
Chemicals - 4.5%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (b)	1,200,000	1,158,825
Methanex Corp.:
5.125% 10/15/27	1,585,000	1,522,837
5.25% 12/15/29	130,000	123,607
5.65% 12/1/44	1,034,000	876,352
NOVA Chemicals Corp.:
5% 5/1/25 (b)	2,000,000	1,953,131
5.25% 6/1/27 (b)	1,960,000	1,815,377
Nufarm Australia Ltd. 5% 1/27/30 (b)	895,000	820,778
Olin Corp.:
5% 2/1/30	1,944,000	1,816,918
5.125% 9/15/27	2,525,000	2,448,745
SPCM SA 3.125% 3/15/27 (b)	360,000	333,863
The Chemours Co. LLC:
4.625% 11/15/29 (b)	500,000	411,139
5.375% 5/15/27	2,885,000	2,635,418
Tronox, Inc. 4.625% 3/15/29 (b)	1,095,000	969,219
Valvoline, Inc. 4.25% 2/15/30 (b)	1,410,000	1,401,083
W.R. Grace Holding LLC:
4.875% 6/15/27 (b)	1,235,000	1,173,227
7.375% 3/1/31 (b)	125,000	126,743
		19,587,262
Consumer Products - 1.2%
Kohl's Corp. 4.25% 7/17/25	45,000	43,723
Mattel, Inc.:
3.75% 4/1/29 (b)	630,000	575,372
6.2% 10/1/40	375,000	368,703
Newell Brands, Inc.:
6.375% 4/1/36 (e)	565,000	496,244
6.625% 9/15/29	2,025,000	1,938,364
Tempur Sealy International, Inc. 3.875% 10/15/31 (b)	2,375,000	1,975,399
		5,397,805
Containers - 2.7%
Ball Corp.:
2.875% 8/15/30	2,035,000	1,722,854
3.125% 9/15/31	3,680,000	3,100,240
6% 6/15/29	900,000	904,365
Graphic Packaging International, Inc. 3.75% 2/1/30 (b)	965,000	858,686
OI European Group BV 4.75% 2/15/30 (b)	1,170,000	1,077,102
Sealed Air Corp.:
5% 4/15/29 (b)	2,565,000	2,429,794
6.875% 7/15/33 (b)	680,000	703,735
Sealed Air Corp./Sealed Air Corp. U.S. 7.25% 2/15/31 (b)	715,000	738,154
		11,534,930
Diversified Financial Services - 4.3%
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (b)	1,000,000	878,750
Fortress Transportation & Infrastructure Investors LLC 7.875% 12/1/30 (b)	550,000	576,676
GGAM Finance Ltd.:
7.75% 5/15/26 (b)	880,000	894,300
8% 2/15/27 (b)	545,000	558,609
Gn Bondco LLC 9.5% 10/15/31 (b)	730,000	722,700
HTA Group Ltd. 7% 12/18/25 (b)	765,000	758,023
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.25% 5/15/27	2,490,000	2,287,688
6.25% 5/15/26	3,149,000	3,068,515
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25% 2/1/27 (b)	1,005,000	924,768
LPL Holdings, Inc. 4% 3/15/29 (b)	1,420,000	1,302,803
Navient Corp. 6.75% 6/15/26	900,000	903,799
OneMain Finance Corp.:
3.5% 1/15/27	2,975,000	2,738,409
6.875% 3/15/25	1,585,000	1,600,850
7.125% 3/15/26	624,000	634,135
7.875% 3/15/30	820,000	833,968
		18,683,993
Diversified Media - 0.6%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)	810,000	753,908
Lamar Media Corp. 3.625% 1/15/31	2,300,000	1,986,004
		2,739,912
Energy - 11.8%
Altus Midstream LP:
5.875% 6/15/30 (b)	740,000	721,066
6.625% 12/15/28 (b)	790,000	799,720
Apache Corp.:
4.25% 1/15/30	244,000	224,068
5.1% 9/1/40	686,000	573,997
5.25% 2/1/42	1,030,000	848,720
5.35% 7/1/49	170,000	137,819
Cheniere Energy Partners LP 3.25% 1/31/32	1,405,000	1,174,289
Chesapeake Energy Corp. 6.75% 4/15/29 (b)	1,400,000	1,405,235
CNX Midstream Partners LP 4.75% 4/15/30 (b)	1,050,000	918,596
Continental Resources, Inc. 5.75% 1/15/31 (b)	1,860,000	1,823,330
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (b)	700,000	688,625
CVR Energy, Inc. 5.75% 2/15/28 (b)	175,000	162,437
DCP Midstream Operating LP:
5.6% 4/1/44	100,000	95,231
6.45% 11/3/36 (b)	435,000	448,130
8.125% 8/16/30	30,000	34,185
Delek Logistics Partners LP/Delek Logistics Finance Corp. 8.625% 3/15/29 (b)(f)	860,000	860,916
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (b)	905,000	912,331
Energy Transfer LP:
5.625% 5/1/27 (b)	2,198,000	2,178,262
7.375% 2/1/31 (b)	370,000	387,150
EnLink Midstream LLC 5.625% 1/15/28 (b)	920,000	906,486
EnLink Midstream Partners LP:
5.05% 4/1/45	290,000	246,654
5.45% 6/1/47	605,000	532,400
5.6% 4/1/44	1,018,000	922,613
EQM Midstream Partners LP:
4.75% 1/15/31 (b)	1,140,000	1,060,102
5.5% 7/15/28	905,000	887,591
6.5% 7/15/48	550,000	558,270
7.5% 6/1/27 (b)	710,000	726,402
EQT Corp. 3.9% 10/1/27	1,654,000	1,567,856
Hess Midstream Operations LP:
5.125% 6/15/28 (b)	1,130,000	1,085,636
5.625% 2/15/26 (b)	592,000	583,623
Hilcorp Energy I LP/Hilcorp Finance Co.:
6.25% 11/1/28 (b)	380,000	377,218
6.25% 4/15/32 (b)	2,000,000	1,935,000
Kodiak Gas Services LLC 7.25% 2/15/29 (b)	645,000	656,659
New Fortress Energy, Inc. 6.5% 9/30/26 (b)	3,570,000	3,446,971
Occidental Petroleum Corp.:
5.55% 3/15/26	1,660,000	1,661,821
8.875% 7/15/30	715,000	824,639
PBF Holding Co. LLC/PBF Finance Corp. 6% 2/15/28	800,000	778,000
Permian Resources Operating LLC:
5.875% 7/1/29 (b)	190,000	185,250
7% 1/15/32 (b)	1,265,000	1,298,874
Rockies Express Pipeline LLC:
4.8% 5/15/30 (b)	1,095,000	1,014,244
4.95% 7/15/29 (b)	570,000	533,026
6.875% 4/15/40 (b)	220,000	216,631
Seadrill Finance Ltd. 8.375% 8/1/30 (b)	1,075,000	1,104,742
Sunnova Energy Corp. 11.75% 10/1/28 (b)	325,000	273,439
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	1,295,000	1,196,253
5.875% 3/15/28	215,000	212,691
6% 4/15/27	1,405,000	1,399,822
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (b)	265,000	239,825
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (b)	255,000	242,250
6% 3/1/27 (b)	1,111,000	1,096,557
6% 12/31/30 (b)	1,360,000	1,264,700
Talos Production, Inc. 9% 2/1/29 (b)	185,000	189,082
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.5% 3/1/30	280,000	277,287
Valaris Ltd. 8.375% 4/30/30 (b)	560,000	574,217
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (b)	445,000	399,391
3.875% 11/1/33 (b)	365,000	306,131
4.125% 8/15/31 (b)	2,430,000	2,132,712
6.25% 1/15/30 (b)	2,515,000	2,511,020
Venture Global LNG, Inc. 8.125% 6/1/28 (b)	1,100,000	1,117,497
Western Gas Partners LP 4.65% 7/1/26	122,000	119,356
		51,057,045
Environmental - 0.8%
Clean Harbors, Inc. 6.375% 2/1/31 (b)	850,000	845,010
Darling Ingredients, Inc.:
5.25% 4/15/27 (b)	1,275,000	1,250,599
6% 6/15/30 (b)	220,000	216,798
GFL Environmental, Inc. 6.75% 1/15/31 (b)	300,000	306,858
Stericycle, Inc. 3.875% 1/15/29 (b)	925,000	832,424
		3,451,689
Food & Drug Retail - 1.7%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (b)	3,770,000	3,358,909
4.625% 1/15/27 (b)	1,400,000	1,349,659
4.875% 2/15/30 (b)	1,000,000	938,703
6.5% 2/15/28 (b)	695,000	699,315
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)	575,000	232,870
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)	865,000	738,101
		7,317,557
Food/Beverage/Tobacco - 2.3%
C&S Group Enterprises LLC 5% 12/15/28 (b)	700,000	554,558
JBS U.S.A. Lux SA/JBS Food Co./JBS U.S.A. Finance, Inc. 5.5% 1/15/30	1,660,000	1,617,905
Lamb Weston Holdings, Inc. 4.375% 1/31/32 (b)	3,460,000	3,091,286
Pilgrim's Pride Corp. 4.25% 4/15/31	1,000,000	893,833
Post Holdings, Inc. 5.625% 1/15/28 (b)	2,000,000	1,963,302
U.S. Foods, Inc.:
4.625% 6/1/30 (b)	1,575,000	1,443,197
7.25% 1/15/32 (b)	360,000	371,661
		9,935,742
Gaming - 2.4%
Boyd Gaming Corp. 4.75% 12/1/27	1,300,000	1,248,773
Caesars Entertainment, Inc.:
4.625% 10/15/29 (b)	1,400,000	1,278,194
6.5% 2/15/32 (b)	1,235,000	1,244,241
Churchill Downs, Inc. 5.75% 4/1/30 (b)	1,005,000	965,660
Melco Resorts Finance Ltd.:
5.375% 12/4/29 (b)	535,000	479,444
5.75% 7/21/28 (b)	805,000	754,618
MGM Resorts International 5.75% 6/15/25	620,000	619,126
Ontario Gaming GTA LP 8% 8/1/30 (b)	195,000	198,882
VICI Properties LP / VICI Note Co.:
4.25% 12/1/26 (b)	725,000	693,554
4.5% 9/1/26 (b)	2,592,000	2,500,710
4.625% 6/15/25 (b)	315,000	309,654
		10,292,856
Healthcare - 6.5%
180 Medical, Inc. 3.875% 10/15/29 (b)	1,175,000	1,051,625
Avantor Funding, Inc.:
3.875% 11/1/29 (b)	1,000,000	896,301
4.625% 7/15/28 (b)	1,215,000	1,146,818
Centene Corp.:
2.45% 7/15/28	70,000	61,693
2.5% 3/1/31	1,390,000	1,138,862
3.375% 2/15/30	2,000,000	1,764,295
4.25% 12/15/27	1,425,000	1,355,527
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (b)	1,665,000	1,502,045
4.25% 5/1/28 (b)	150,000	140,685
Community Health Systems, Inc. 4.75% 2/15/31 (b)	1,720,000	1,308,851
DaVita, Inc. 4.625% 6/1/30 (b)	640,000	562,974
Hologic, Inc.:
3.25% 2/15/29 (b)	1,125,000	1,003,059
4.625% 2/1/28 (b)	170,000	162,878
IQVIA, Inc. 5% 5/15/27 (b)	2,630,000	2,560,405
Jazz Securities DAC 4.375% 1/15/29 (b)	2,005,000	1,847,174
Molina Healthcare, Inc.:
3.875% 11/15/30 (b)	1,000,000	877,226
3.875% 5/15/32 (b)	1,485,000	1,277,314
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (b)	1,550,000	1,418,034
5.125% 4/30/31 (b)	1,050,000	899,976
Teleflex, Inc. 4.25% 6/1/28 (b)	305,000	284,744
Tenet Healthcare Corp.:
4.625% 6/15/28	3,945,000	3,754,731
4.875% 1/1/26	690,000	689,287
5.125% 11/1/27	2,500,000	2,447,165
		28,151,669
Homebuilders/Real Estate - 3.2%
Century Communities, Inc. 3.875% 8/15/29 (b)	430,000	379,452
Greystar Real Estate Partners 7.75% 9/1/30 (b)	165,000	171,178
HAT Holdings I LLC/HAT Holdings II LLC:
3.375% 6/15/26 (b)	1,460,000	1,365,222
8% 6/15/27 (b)	480,000	498,391
Howard Hughes Corp. 4.375% 2/1/31 (b)	2,935,000	2,500,306
Kennedy-Wilson, Inc. 4.75% 2/1/30	715,000	565,744
LGI Homes, Inc. 8.75% 12/15/28 (b)	285,000	298,716
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31	1,205,000	806,987
5% 10/15/27	3,516,000	2,876,308
5.25% 8/1/26	415,000	369,525
Ryan Specialty Group LLC 4.375% 2/1/30 (b)	530,000	492,259
Service Properties Trust:
3.95% 1/15/28	85,000	71,894
5.5% 12/15/27	480,000	451,869
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.75% 1/15/28 (b)	725,000	710,367
TopBuild Corp. 4.125% 2/15/32 (b)	765,000	670,009
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 4.75% 4/15/28 (b)	1,630,000	1,416,497
		13,644,724
Hotels - 1.3%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (b)	1,130,000	965,314
4% 5/1/31 (b)	3,185,000	2,829,817
Hilton Grand Vacations Borrower Escrow LLC:
5% 6/1/29 (b)	1,000,000	926,490
6.625% 1/15/32 (b)	100,000	100,000
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27	426,000	415,631
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (b)	592,000	550,414
		5,787,666
Leisure - 1.8%
Carnival Corp.:
4% 8/1/28 (b)	1,200,000	1,106,831
7% 8/15/29 (b)	720,000	746,851
7.625% 3/1/26 (b)	1,465,000	1,484,060
NCL Corp. Ltd. 8.375% 2/1/28 (b)	865,000	908,046
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27 (b)	325,000	318,758
5.5% 4/1/28 (b)	2,700,000	2,650,641
6.25% 3/15/32 (b)(f)	430,000	431,231
		7,646,418
Metals/Mining - 2.9%
Arsenal AIC Parent LLC 8% 10/1/30 (b)	215,000	225,213
Cleveland-Cliffs, Inc.:
4.875% 3/1/31 (b)	1,920,000	1,728,521
6.75% 4/15/30 (b)	740,000	734,585
ERO Copper Corp. 6.5% 2/15/30 (b)	835,000	783,230
FMG Resources Pty Ltd. 4.5% 9/15/27 (b)	1,900,000	1,818,704
Howmet Aerospace, Inc. 5.95% 2/1/37	600,000	609,241
Mineral Resources Ltd. 8% 11/1/27 (b)	3,775,000	3,844,875
Novelis Corp. 3.875% 8/15/31 (b)	3,100,000	2,623,400
		12,367,769
Paper - 0.2%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28 (b)	1,155,000	1,000,981
6% 6/15/27 (b)	35,000	34,367
		1,035,348
Restaurants - 1.4%
Garden SpinCo Corp. 8.625% 7/20/30 (b)	150,000	159,016
Yum! Brands, Inc.:
3.625% 3/15/31	4,770,000	4,194,849
4.625% 1/31/32	1,500,000	1,377,015
5.35% 11/1/43	175,000	167,759
		5,898,639
Services - 5.2%
ADT Corp.:
4.125% 8/1/29 (b)	360,000	325,350
4.875% 7/15/32 (b)	355,000	319,500
AECOM 5.125% 3/15/27	2,030,000	1,988,499
Aramark Services, Inc. 5% 2/1/28 (b)	1,660,000	1,590,818
ASGN, Inc. 4.625% 5/15/28 (b)	1,580,000	1,473,514
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (b)	1,595,000	1,479,967
4% 7/1/29 (b)	140,000	129,240
Brand Industrial Services, Inc. 10.375% 8/1/30 (b)	540,000	574,250
CoreCivic, Inc. 8.25% 4/15/26	275,000	281,028
Fair Isaac Corp. 4% 6/15/28 (b)	1,835,000	1,704,558
Gartner, Inc.:
3.625% 6/15/29 (b)	205,000	183,679
3.75% 10/1/30 (b)	530,000	469,087
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC 7.125% 7/31/26 (b)	800,000	792,664
Iron Mountain, Inc.:
4.875% 9/15/27 (b)	500,000	479,547
4.875% 9/15/29 (b)	4,870,000	4,528,871
Prime Securities Services Borrower LLC/Prime Finance, Inc. 3.375% 8/31/27 (b)	2,545,000	2,329,923
Service Corp. International 5.125% 6/1/29	2,695,000	2,629,781
Sotheby's 7.375% 10/15/27 (b)	315,000	302,565
TriNet Group, Inc.:
3.5% 3/1/29 (b)	595,000	526,837
7.125% 8/15/31 (b)	360,000	366,710
		22,476,388
Steel - 0.1%
Commercial Metals Co. 3.875% 2/15/31	755,000	659,144
Super Retail - 2.6%
Asbury Automotive Group, Inc.:
4.625% 11/15/29 (b)	2,130,000	1,940,311
5% 2/15/32 (b)	650,000	577,069
Bath & Body Works, Inc.:
6.625% 10/1/30 (b)	2,295,000	2,307,602
6.875% 11/1/35	1,165,000	1,165,585
Gap, Inc. 3.875% 10/1/31 (b)	360,000	290,393
Hanesbrands, Inc. 4.875% 5/15/26 (b)	1,270,000	1,225,579
Levi Strauss & Co. 3.5% 3/1/31 (b)	1,525,000	1,321,519
Nordstrom, Inc. 4.375% 4/1/30	1,300,000	1,148,550
The William Carter Co. 5.625% 3/15/27 (b)	1,154,000	1,132,162
		11,108,770
Technology - 6.7%
Acuris Finance U.S. 5% 5/1/28 (b)	670,000	599,872
Block, Inc. 2.75% 6/1/26	360,000	335,822
Broadcom, Inc. 2.45% 2/15/31 (b)	1,055,000	881,360
Central Parent, Inc./Central Merger Sub, Inc. 7.25% 6/15/29 (b)	440,000	442,915
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (b)	705,000	722,584
Coherent Corp. 5% 12/15/29 (b)	1,385,000	1,291,513
Crowdstrike Holdings, Inc. 3% 2/15/29	610,000	538,292
Elastic NV 4.125% 7/15/29 (b)	410,000	368,275
Entegris, Inc.:
3.625% 5/1/29 (b)	2,000,000	1,770,000
4.375% 4/15/28 (b)	2,100,000	1,962,289
Gartner, Inc. 4.5% 7/1/28 (b)	820,000	776,199
Gen Digital, Inc. 5% 4/15/25 (b)	1,000,000	990,000
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29 (b)	1,500,000	1,335,565
5.25% 12/1/27 (b)	1,400,000	1,354,500
Match Group Holdings II LLC:
3.625% 10/1/31 (b)	575,000	484,438
4.125% 8/1/30 (b)	1,705,000	1,506,248
ON Semiconductor Corp. 3.875% 9/1/28 (b)	620,000	567,009
Open Text Corp.:
3.875% 2/15/28 (b)	2,760,000	2,536,109
3.875% 12/1/29 (b)	1,200,000	1,060,635
Qorvo, Inc. 4.375% 10/15/29	950,000	883,764
Roblox Corp. 3.875% 5/1/30 (b)	890,000	779,489
Seagate HDD Cayman:
5.75% 12/1/34	600,000	576,720
8.25% 12/15/29 (b)	2,460,000	2,635,907
Sensata Technologies BV 4% 4/15/29 (b)	1,115,000	1,011,225
Sensata Technologies, Inc. 3.75% 2/15/31 (b)	1,335,000	1,141,625
TTM Technologies, Inc. 4% 3/1/29 (b)	1,360,000	1,210,532
Twilio, Inc. 3.875% 3/15/31	295,000	256,707
Viavi Solutions, Inc. 3.75% 10/1/29 (b)	725,000	630,467
VM Consolidated, Inc. 5.5% 4/15/29 (b)	595,000	560,760
		29,210,821
Telecommunications - 3.2%
Altice Financing SA 5% 1/15/28 (b)	1,195,000	1,057,266
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)	2,719,000	2,562,658
Cogent Communications Group, Inc. 7% 6/15/27 (b)	830,000	828,855
Level 3 Financing, Inc. 10.5% 5/15/30 (b)	1,100,000	1,127,500
Millicom International Cellular SA:
4.5% 4/27/31 (b)	200,000	172,740
5.125% 1/15/28 (b)	1,800,000	1,714,104
SBA Communications Corp.:
3.125% 2/1/29	2,700,000	2,389,485
3.875% 2/15/27	705,000	665,229
Virgin Media Secured Finance PLC 4.5% 8/15/30 (b)	3,700,000	3,233,837
		13,751,674
Textiles/Apparel - 0.1%
Foot Locker, Inc. 4% 10/1/29 (b)	190,000	160,786
Kontoor Brands, Inc. 4.125% 11/15/29 (b)	125,000	111,785
		272,571
Transportation Ex Air/Rail - 0.2%
XPO, Inc.:
6.25% 6/1/28 (b)	560,000	561,259
7.125% 2/1/32 (b)	295,000	299,913
		861,172
Utilities - 6.8%
Clearway Energy Operating LLC:
3.75% 2/15/31 (b)	1,355,000	1,142,624
4.75% 3/15/28 (b)	290,000	271,105
DCP Midstream Operating LP 5.125% 5/15/29	3,305,000	3,263,761
DPL, Inc. 4.35% 4/15/29	800,000	724,920
FirstEnergy Corp. 2.25% 9/1/30	2,460,000	2,024,598
Global Partners LP/GLP Finance Corp. 7% 8/1/27	1,700,000	1,700,544
NextEra Energy Partners LP:
4.25% 9/15/24 (b)	146,000	140,890
7.25% 1/15/29 (b)	790,000	803,028
NRG Energy, Inc.:
5.25% 6/15/29 (b)	1,251,000	1,185,549
5.75% 1/15/28	1,319,000	1,299,219
6.625% 1/15/27	339,000	338,947
PG&E Corp.:
5% 7/1/28	5,555,000	5,298,246
5.25% 7/1/30	2,395,000	2,251,439
TerraForm Power Operating LLC 5% 1/31/28 (b)	1,624,000	1,534,547
TransAlta Corp. 6.5% 3/15/40	545,000	537,266
Vertiv Group Corp. 4.125% 11/15/28 (b)	895,000	825,762
Vistra Operations Co. LLC:
5% 7/31/27 (b)	2,705,000	2,592,783
5.5% 9/1/26 (b)	2,052,000	2,020,555
5.625% 2/15/27 (b)	960,000	935,471
7.75% 10/15/31 (b)	405,000	418,931
		29,310,185
TOTAL NONCONVERTIBLE BONDS		382,803,225
TOTAL CORPORATE BONDS (Cost $397,416,701)		385,031,881

Bank Loan Obligations - 0.3%
	Principal Amount (a)	Value ($)
Broadcasting - 0.0%
Diamond Sports Group LLC term loan 10% 11/30/24 (g)(h)	43,322	43,322
Railroad - 0.2%
Genesee & Wyoming, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 2.000% 7.4481% 12/30/26 (c)(h)(i)	631,718	631,643
Services - 0.0%
ABG Intermediate Holdings 2 LLC Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9263% 12/21/28 (c)(h)(i)	128,050	128,291
Utilities - 0.1%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0763% 1/20/31 (c)(h)(i)	325,875	324,601
TOTAL BANK LOAN OBLIGATIONS (Cost $1,126,615)		1,127,857

Preferred Securities - 1.1%
	Principal Amount (a)	Value ($)
Banks & Thrifts - 0.6%
Ally Financial, Inc. 4.7% (c)(j)	2,610,000	2,243,312
Wells Fargo & Co. 7.625% (c)(j)	540,000	580,100
TOTAL BANKS & THRIFTS		2,823,412
Diversified Financial Services - 0.2%
Charles Schwab Corp.:
4% (c)(j)	715,000	596,009
5.375% (c)(j)	350,000	349,861
TOTAL DIVERSIFIED FINANCIAL SERVICES		945,870
Energy - 0.3%
Energy Transfer LP 3 month U.S. LIBOR + 4.020% 9.5966% (c)(i)(j)	1,230,000	1,220,051
TOTAL PREFERRED SECURITIES (Cost $5,162,494)		4,989,333

Money Market Funds - 10.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (k) (Cost $46,355,793)	46,348,462	46,357,732

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $450,061,603)	437,506,803
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(4,827,816)
NET ASSETS - 100.0%	432,678,987

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $266,729,474 or 61.6% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Non-income producing - Security is in default.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Level 3 security
(h)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(i)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(j)	Security is perpetual in nature with no stated maturity date.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	29,184,776	55,783,634	38,610,678	867,644	-	-	46,357,732	0.1%
Total	29,184,776	55,783,634	38,610,678	867,644	-	-	46,357,732

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	385,031,881	-	385,031,881	-

Bank Loan Obligations	1,127,857	-	1,084,535	43,322

Preferred Securities	4,989,333	-	4,989,333	-

Money Market Funds	46,357,732	46,357,732	-	-
Total Investments in Securities:	437,506,803	46,357,732	391,105,749	43,322
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		February 29, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $403,705,810)	$391,149,071
Fidelity Central Funds (cost $46,355,793)	46,357,732

Total Investment in Securities (cost $450,061,603)		$437,506,803
Cash		43,323
Receivable for investments sold		85,560
Interest receivable		5,077,981
Distributions receivable from Fidelity Central Funds		168,393
Total assets		442,882,060
Liabilities
Payable for investments purchased
Regular delivery	$8,912,693
Delayed delivery	1,290,000
Other payables and accrued expenses	380
Total Liabilities		10,203,073
Commitments and contingent liabilities (see Commitments note)
Net Assets		$432,678,987
Net Assets consist of:
Paid in capital		$459,094,404
Total accumulated earnings (loss)		(26,415,417)
Net Assets		$432,678,987
Net Asset Value, offering price and redemption price per share ($432,678,987 ÷ 5,045,862 shares)		$85.75
Statement of Operations
		Six months ended February 29, 2024 (Unaudited)
Investment Income
Dividends		$161,908
Interest		10,660,978
Income from Fidelity Central Funds		867,644
Total Income		11,690,530
Expenses
Custodian fees and expenses	$502
Independent trustees' fees and expenses	971
Total expenses before reductions	1,473
Expense reductions	(264)
Total expenses after reductions		1,209
Net Investment income (loss)		11,689,321
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(933,615)
Total net realized gain (loss)		(933,615)
Change in net unrealized appreciation (depreciation) on investment securities		10,616,607
Net gain (loss)		9,682,992
Net increase (decrease) in net assets resulting from operations		$21,372,313
Statement of Changes in Net Assets

	Six months ended February 29, 2024 (Unaudited)	Year ended August 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,689,321	$18,793,308
Net realized gain (loss)	(933,615)	(9,874,728)
Change in net unrealized appreciation (depreciation)	10,616,607	9,704,991
Net increase (decrease) in net assets resulting from operations	21,372,313	18,623,571
Distributions to shareholders	(11,700,590)	(18,400,365)

Affiliated share transactions
Proceeds from sales of shares	50,000,000	10,000,000
Reinvestment of distributions	11,700,590	18,400,158
Cost of shares redeemed	-	(74,608)

Net increase (decrease) in net assets resulting from share transactions	61,700,590	28,325,550
Total increase (decrease) in net assets	71,372,313	28,548,756

Net Assets
Beginning of period	361,306,674	332,757,918
End of period	$432,678,987	$361,306,674

Other Information
Shares
Sold	596,742	118,371
Issued in reinvestment of distributions	138,496	220,333
Redeemed	-	(900)
Net increase (decrease)	735,238	337,804

Financial Highlights
Fidelity® Specialized High Income Central Fund

	Six months ended (Unaudited) February 29, 2024	Years ended August 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$83.82	$83.76	$100.89	$100.01	$102.28	$99.83
Income from Investment Operations
Net investment income (loss) A,B	2.492	4.570	4.198	4.670	5.162	5.368
Net realized and unrealized gain (loss)	1.932	(.039)	(13.727)	1.582	(1.042)	2.981
Total from investment operations	4.424	4.531	(9.529)	6.252	4.120	8.349
Distributions from net investment income	(2.494)	(4.471)	(4.181)	(4.623)	(5.093)	(5.335)
Distributions from net realized gain	-	-	(3.420)	(.749)	(1.297)	(.564)
Total distributions	(2.494)	(4.471)	(7.601)	(5.372)	(6.390)	(5.899)
Net asset value, end of period	$85.75	$83.82	$83.76	$100.89	$100.01	$102.28
Total Return C,D	5.36%	5.56%	(9.98)%	6.46%	4.25%	8.73%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-% H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	-% H	-%	-%	-%	-%	-%
Expenses net of all reductions G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	5.95% H	5.48%	4.61%	4.67%	5.20%	5.42%
Supplemental Data
Net assets, end of period (000 omitted)	$432,679	$361,307	$332,758	$361,517	$531,050	$601,159
Portfolio turnover rate I	17% H	23%	23%	55%	54%	45% J

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount represents less than .005%.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended February 29, 2024

1. Organization.
Fidelity Specialized High Income Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to prior period premium and discount on debt securities, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,335,336
Gross unrealized depreciation	(17,643,382)
Net unrealized appreciation (depreciation)	$(12,308,046)
Tax cost	$449,814,849

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(1,623,071)
Long-term	(10,933,062)
Total capital loss carryforward	$(12,556,133)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount	Unrealized Appreciation (Depreciation)
Fidelity Specialized High Income Central Fund	Level 3 Financing, Inc. 1LN note 11% 11/15/29	$248,088	$-
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Specialized High Income Central Fund	85,113,575	31,078,165
5. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Subsequent Event - Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $264.
7. Other.
A fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2023 to February 29, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period- C September 1, 2023 to February 29, 2024

Fidelity® Specialized High Income Central Fund	0.0007%
Actual		$ 1,000	$ 1,053.60	$-D
Hypothetical-B		$ 1,000	$ 1,024.86	$-D

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than $.005.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity Specialized High Income Central Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which eliminates the fee that FMR previously received from each investing fund's investment adviser. The Board noted the fund will continue to pay no management fee to FMR for services provided under the Management Contract.
Sub-Advisory Contracts. In connection with the Management Contract changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.820820.118
SHI-SANN-0424

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios LLC’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	April 22, 2024